SCHEDULE OF LEASES EXPENSES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating lease cost	$ 71,570	$ 71,522	$ 73,351	$ 23,468	$ 23,013
Cost of other leases with period less than one year and variable lease costs	20,762	3,596	6,664
Total lease expenses	$ 92,332	$ 75,118	$ 80,015	$ 23,468	$ 23,013
Weighted average discount rate	3.63%	3.63%	3.63%	3.63%